Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021 [1]
CURRENT ASSETS:
Cash and cash equivalents		$ 3,994	$ 13,974
Restricted cash		59	218
Restricted bank deposit		1,516	1,001
Trade receivables, net		24,057	25,652
Other accounts receivable		1,672	7,078
Inventories		1,900	1,838
Total current asset		33,198	49,761
NON-CURRENT ASSETS:
Long-term receivables		872	96
Long-term restricted deposit	[2]	3,002	3,416
Property and equipment		1,314	1,146
Right-of-use assets		6,507	8,235
Goodwill		13,702	31,992
Intangible assets		16,198	22,617
Deferred tax assets			3,469
Total non current asset		41,595	70,971
Assets		74,793	120,732
CURRENT LIABILITIES:
Short term loans		13,432	11,279
Trade payables		13,771	14,994
Current maturities of lease liabilities		1,472	2,023
Current maturities of other liabilities		3,839
Other accounts payable		25,322	9,662
Total current liabilities		57,836	37,958
NON-CURRENT LIABILITIES:
Loans from banks			3,799
Other long-term liabilities		887	961
Lease liabilities		4,995	6,062
Deferred tax liabilities		161	4,734
Other long term liabilities		1,064
Net employee defined benefit liabilities		1,040	1,440
Total non current liabilities		8,147	16,996
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium		81,620	70,762
Share options		10,367	1,102
Treasury shares		(1,230)	(1,230)
Other reserves		14,698	11,600
Accumulated deficit		(99,042)	(17,447)
Total equity attributable to equity holders		6,413	64,787
Non-controlling interests		2,397	991
Total equity		8,810	65,778
Total liabilities and equity		$ 74,793	$ 120,732

[1]	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g below.
[2]	Reclassified